SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY - STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
STATEMENTS OF COMPREHENSIVE INCOME
Unrealized securities holding gains, tax	¥ (7,965)	¥ (1,810)	¥ 7,151
Foreign currency translation adjustments, tax	0	0	0
Parent Company
STATEMENTS OF COMPREHENSIVE INCOME
Unrealized securities holding gains, tax	(7,965)	(1,810)	7,151
Foreign currency translation adjustments, tax	¥ 0	¥ 0	¥ 0